Summary of significant accounting policies - PIPE Investment (Details)		3 Months Ended
	Mar. 30, 2023 USD ($) item $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)
Summary of significant accounting policies
Original principal amount			$ 1,693,800
Number of shares issued | shares		47,594,950
Aggregate proceeds from the PIPE Investment		$ 71,500,000
Gross proceeds		$ 4,700,000
Number of freestanding financial instruments | item	2
Proceeds from freestanding instruments issued	$ 75,000,000.0
Proceeds allocated to notes	70,200,000
Proceeds allocated to shares	4,800,000
Class A Common Shares
Summary of significant accounting policies
Number of shares issued | shares		1,755,063
Convertible Note | Class A Common Shares
Summary of significant accounting policies
Number of shares issued | shares		744,588
PIPE Subscription Agreements
Summary of significant accounting policies
Gross proceeds	$ 4,700,000
PIPE Subscription Agreements | Common class one
Summary of significant accounting policies
Number of shares issued | shares	471,500	471,500
Purchase price | $ / shares	$ 10.00
PIPE Subscription Agreements | Common class two
Summary of significant accounting policies
Number of shares issued | shares	117,875	117,875
Purchase price | $ / shares	$ 0.01	$ 0.01
PIPE Subscription Agreements | Convertible Note | Common class one
Summary of significant accounting policies
Purchase price | $ / shares		10.00
Share Lock-Up Agreements
Summary of significant accounting policies
Number of shares issued | shares	421,100
Purchase price | $ / shares	$ 0.01
Share Lock-Up Agreements | Class A Common Shares
Summary of significant accounting policies
Purchase price | $ / shares		$ 0.01
Note Purchase Agreement
Summary of significant accounting policies
Original principal amount	$ 80,000,000.0
Issuance costs	$ 3,500,000
Note Purchase Agreement | Class A Common Shares
Summary of significant accounting policies
Number of shares issued | shares	744,588
Note Purchase Agreement | Convertible Note
Summary of significant accounting policies
Original principal amount	$ 80,000,000.0	$ 80,000,000.0
Original issue discount	6.25%
Aggregate proceeds from the PIPE Investment	$ 75,000,000.0
Note Purchase Agreement | Convertible Note | Class A Common Shares
Summary of significant accounting policies
Number of shares issued | shares	744,588